Warrants	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Warrants

Note 8 Warrants

Warrant – Advisory Services

On February 1, 2021, SharpLink, Inc. issued a common stock purchase warrant (“warrant”) in exchange for advisory services, which gave the holder the right to purchase up to 636,867 shares of SharpLink, Inc.’s common stock.

The terms of the warrant are as follows:

Voting and Dividends – This warrant does not entitle the holder to any voting rights, dividends or other rights as a shareholder of SharpLink, Inc. prior to the exercise of the warrant.

Exercisability and Termination Dates – The warrant will vest and become exercisable by the holder immediately prior to the Going Public Transaction. If the Going Public Transaction does not occur by August 1, 2022, the warrant will terminate and shall no longer be exercisable by the holder. In the instance that a Going Public Transaction is consummated prior to the initial termination date, the warrant shall be vested, fully exercisable and the termination date shall be extended 5 years from the exercisability date.

Exercise Price – The exercise price per share of common stock under this warrant shall be $0.01.

The warrant is in the scope of ASC 718, Compensation – Stock Compensation, as a share-based payment issued to nonemployees in exchange for services. Compensation costs for a nonemployee share-based payment award with a performance condition, such as the Going Public Transaction, is recognized when the performance condition becomes probable of occurrence, which in SharpLink, Inc.’s case is when the Going Public Transaction is completed. On July 26, 2021, SharpLink, Inc. completed its merger with Mer Telemanagement Solutions Ltd. The warrant vested and became fully exercisable into 850,330 ordinary shares in the Company immediately prior to the MTS Merger. The warrant’s grant date fair value of $2,001,677 was recognized upon the completion of the Going Public Transaction using a Black Scholes option-pricing model with the following assumptions:

Fair value of ordinary shares on grant date	$2.36
Exercise price	$0.01
Expected volatility	58.2%
Expected dividends	0.0%
Expected term (in years)	5.00
Risk-free rate	0.42%

SharpLink, Inc.’s underlying stock was not publicly traded on the issuance date of the warrant but its fair value was estimated using a straight-line calculation, with the benefit of hindsight, between the fair values determined as of December 31, 2020 and July 26, 2021 of $0.63 per share and $6.80 per share, respectively. SharpLink, Inc.’s underlying stock fair value was determined on December 31, 2020 using recent equity financings and on July 26, 2021 using the Company’s publicly traded share price. The Company determined that the straight-line calculation provides the most reasonable basis for the valuation of the warrant issued on February 1, 2021, because the Company did not identify any single event that occurred during this interim period that would have caused a material change in value.

The Company estimates the volatility of its underlying stock by using an average of the calculated historical volatility of a group of comparable publicly traded stock. The expected dividend yield is calculated using historical dividend amounts and the stock price at the warrant issuance date. The risk-free rate is based on the United States Treasury yield curve in effect at the time of the grant. The expected term is estimated based on contractual terms.

Warrants - MTS

Prior to the MTS Merger, the MTS shareholders approved the issuance of a warrant to the former MTS CEO to acquire 58,334 ordinary shares, at an exercise price of $2.642, which vested and became immediately exercisable upon the consummation of the MTS Merger. The warrant was granted on July 21, 2021 and expires three years after the grant date. The grant date fair value was recognized as an expense upon vesting, which occurred immediately prior to the MTS Merger. The compensation expense related to this warrant was recognized in the MTS financial results immediately prior to the merger and thus is not included in the SharpLink consolidated statement of operations. This warrant does not entitle the holder to any voting rights, dividends or other rights as a shareholder of SharpLink prior to the exercise of the warrant.

Prior to the MTS Merger, the MTS shareholders approved the issuance of a warrant to the former MTS CEO to acquire 25,000 ordinary shares, with a $0 exercise price, which vested and became immediately exercisable upon the consummation of the MTS Merger. The warrant was granted on July 21, 2021 and expires three years after the grant date. The grant date fair value was recognized as an expense upon vesting, which occurred immediately prior to the MTS Merger. The compensation expense related to this warrant was recognized in the MTS financial results immediately prior to the merger and thus is not included in the SharpLink consolidated statement of operations. This warrant does not entitle the holder to any voting rights, dividends or other rights as a shareholder of SharpLink prior to the exercise of the warrant.

Prefunded Warrants and Regular Warrants

On November 16, 2021, the Company entered into a Securities Purchase Agreement with an existing institutional investor pursuant to which the Company agreed to issue and sell, in a registered direct offering, an aggregate of 1,413,075 of the Company’s ordinary shares at an offering price of $3.75 per share. In addition, the Company sold to the same investor certain prefunded ordinary share purchase warrants (“Prefunded Warrants”) to purchase 1,253,592 ordinary shares. The Prefunded Warrants were sold at an offering price of $3.74 per warrant share and are exercisable at a price of $0.01 per share. In a concurrent private placement, the Company agreed to issue to the same institutional investor, for each ordinary share and Prefunded Warrant purchased in the offering, an additional ordinary share purchase warrant, each to purchase one ordinary share (“Regular Warrants”). The Regular Warrants are initially exercisable six months following issuance and terminate four years following issuance. The Regular Warrants have an exercise price of $4.50 per share and are exercisable to purchase an aggregate of 2,666,667 ordinary shares. The aggregate net proceeds from the sale of the Shares and Prefunded Warrants, after deducting offering expenses, is $9,838,711.

The terms of the Prefunded Warrants are as follows:

Voting and Dividends – This warrant does not entitle the holder to any voting rights, dividends or other rights as a shareholder of the Company prior to the exercise of the warrant.

Vesting Date – November 19, 2021

Termination Date – When the warrant is exercised in full.

The terms of the Regular Warrants are as follows:

Voting and Dividends – This warrant does not entitle the holder to any voting rights, dividends or other rights as a shareholder of the Company prior to the exercise of the warrant.

Vesting Date – May 19, 2022

Termination Date – November 19, 2025

The Prefunded Warrants and Regular Warrants do not require a cash settlement for the warrants. Based on the terms of the agreements, the warrants were freestanding, equity-linked instruments that represented separate units of account. The Company allocated the value of net proceeds from the offering to the ordinary shares and warrants based on relative fair value. The value allocated to the warrants was recorded in Additional Paid-In Capital in the consolidated balance sheets.

The fair value of the Prefunded Warrants and Regular Warrants was determined using a Black Scholes option-pricing model with the following assumptions:

Prefunded Warrants
Fair value of ordinary shares	$3.25
Exercise price	$0.01
Expected volatility	50.5%
Expected dividends	0.0%
Expected term (in years)	4.00
Risk-free rate	1.03%

Regular Warrants
Fair value of ordinary shares	$3.25
Exercise price	$4.50
Expected volatility	50.5%
Expected dividends	0.0%
Expected term (in years)	4.00
Risk-free rate	1.03%

The fair value of ordinary shares was based on the Company’s publicly traded ordinary share price. The Company estimates the volatility of its underlying stock by using an average of the calculated historical volatility of a group of comparable publicly traded stock and the Company’s publicly traded ordinary shares. The expected dividend yield is calculated using historical dividend amounts and the stock price at the warrant issuance date. The risk-free rate is based on the United States Treasury yield curve in effect at the time of the grant. The expected term is estimated based on contractual terms.

The change in the outstanding and vested warrants between December 31, 2020 and 2021 consisted of the following:

	Warrant - advisory services		Warrants - MTS		Prefunded warrants		Regular warrants
	Outstanding	Vested	Outstanding	Vested	Outstanding	Vested	Outstanding	Vested
Beginning balance, December 31, 2020	—	—	—	—	—	—	—	—
Issued and vested	1	1	—	—	1,253,592	1,253,592	2,666,667	—
Acquired	—	—	83,334	83,334	—	—	—	—
Converted to ordinary shares	(1)	(1)	—	—	—	—	—	—
Ending balance, December 31, 2021	—	—	83,334	83,334	1,253,592	1,253,592	2,666,667	—